Trade and other receivables	12 Months Ended
Mar. 31, 2021
Trade and other receivables
Trade and other receivables

 14. Trade and other receivables

Trade and other receivables mainly consist of amounts owed to us by customers and amounts that we pay to our suppliers in advance. Derivative financial instruments with a positive market value are reported within this note as are contract assets, which represent an asset for accrued revenue in respect of goods or services delivered to customers for which a trade receivable does not yet exist, and finance lease receivables recognised where the Group acts as a lessor. See note 20 "Leases" for more information on the Group's leasing activities.

Accounting policies

Trade receivables represent amounts owed by customers where the right to receive payment is conditional only on the passage of time. Trade receivables that are recovered in instalments from customers over an extended period are discounted at market rates and interest revenue is accreted over the expected repayment period. Other trade receivables do not carry any interest and are stated at their nominal value. When the Group establishes a practice of selling portfolios of receivables from time to time these portfolios are recorded at fair value through other comprehensive income; all other trade receivables are recorded at amortised cost.

The carrying value of all trade receivables, contract assets and finance lease receivables recorded at amortised cost is reduced by allowances for lifetime estimated credit losses. Estimated future credit losses are first recorded on the initial recognition of a receivable and are based on the ageing of the receivable balances, historical experience and forward looking considerations. Individual balances are written off when management deems them not to be collectible.

	2021	2020
		Re-presented[1]
	€m	€m
Included within non-current assets:
Trade receivables	52	68
Trade receivables held at fair value through other comprehensive income	278	261
Net investment in leases	104	118
Contract assets	528	583
Contract-related costs	580	628
Other receivables	76	84
Prepayments	247	227
Derivative financial instruments[2]	2,912	8,424
	4,777	10,393
Included within current assets:
Trade receivables	3,625	3,848
Trade receivables held at fair value through other comprehensive income	466	556
Net investment in leases	36	32
Contract assets	3,038	3,012
Contract-related costs	1,364	1,293
Amounts owed by associates and joint ventures	184	362
Other receivables	889	916
Prepayments	1,082	953
Derivative financial instruments[2]	239	752
	10,923	11,724

Notes:

1The prior year comparatives have been re-presented to reflect that Vodafone Egypt is no longer held for sale. See note 7 "Discontinued operations and assets and liabilities held for sale". The impact of the re-presentation is to increase Trade and other receivables within non-current assets and within current assets by €15 million and €313 million, respectively.

2Items are measured at fair value and the valuation basis is level 2 classification, which comprises items where fair value is determined from inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.

The Group’s trade receivables and contract assets are classified at amortised cost unless stated otherwise and are measured after allowances for future expected credit losses, see note 22 “Capital and financial risk management” for more information on credit risk.

The carrying amounts of trade and other receivables, which are measured at amortised cost, approximate their fair value and are predominantly non-interest bearing.

The Group’s contract-related costs comprise €1,883 million (2020: €1,855 million) relating to costs incurred to obtain customer contracts and €61 million (2020: €66 million) relating to costs incurred to fulfil customer contracts; an amortisation and impairment expense of €1,497 million (2020: €1,475 million) was recognised in operating profit during the year.

In February 2020 €357m of trade receivables were reclassified from amortised cost to fair value through other comprehensive income as the balances may now be sold to a third party. The fair values of the derivative financial instruments are calculated by discounting the future cash flows to net present values using appropriate market interest rates and foreign currency rates prevailing at 31 March.